Other Non-Current Assets - Additional Information (Details) - USD ($) $ in Thousands	1 Months Ended		12 Months Ended
	Jan. 31, 2021	Dec. 31, 2020	Dec. 31, 2021	Dec. 31, 2020
Consideration for land use right			$ 355	$ 11,631
Leasehold land deposit			(930)	2,326
Leasehold land deposit, current		$ 930		930
Leasehold land deposit, non-current		1,396	$ 1,436	1,396
HUTCHMED Limited
Consideration for land use right		12,000
Leasehold land deposit	$ (900)	2,300
Leasehold land deposit, non-current		$ 1,400		$ 1,400